March 1, 2006

Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE:

Nagel Funds, File Nos. 333-129281 and 811-21826

Ladies and Gentleman:

On October 28, 2005, Nagle Funds (the "Trust"), on behalf of the Nagle Total Market Plus Fund ("Fund”), a series of the Trust, filed a Registration Statement on Form N-1A.  The Trust received written comments from the staff by a letter dated November 23, 2005 and responded via EDGAR correspondence on December 27, 2005.

The Trust hereby submits for filing Pre-Effective Amendment No.1 to its Registration Statement (the “Amendment”).  The Amendment is marked to show all changes made to the Registration Statement in response to the staff's written comments, as well as other changes made to complete the registration.  We hereby request immediate acceleration of the effective date of the registration of the Trust’s shares or, in the alternative, acceleration to the earliest time possible on or before March 6, 2006.  We would appreciate it if you would notify JoAnn Strasser by telephone or telefacsimile (513-241-4771) as soon as the Trust’s registration statement is effective.

The Trust has authorized us to acknowledge on its behalf that:

1.

The Trust is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff;

2.

Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

3.

Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

4.

The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions concerning this filing, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

Thompson Hine LLP

cc:

Peter J. Nagle

JoAnn M. Strasser